Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands				2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2015 $ / shares	Apr. 15, 2015 $ / shares	Feb. 02, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / item shares	Jun. 30, 2015 USD ($) $ / shares $ / item shares	Dec. 31, 2014 USD ($) $ / item shares	Dec. 31, 2013 USD ($)	Nov. 12, 2014 shares
Property and Equipment
Distribution Made to Limited Partner, Distributions Declared, Per Unit | $ / shares	$ 0.19	$ 0.18	$ 0.0943		$ 0.19
Minimum quarterly cash distribution (per unit) | $ / item				0.1700		0.17
Annual cash distribution (per unit) | $ / item					0.68	0.68
Property and equipment:
Property and equipment				$ 1,601,719	$ 1,766,798	$ 1,601,719	$ 810,427
Less accumulated depreciation				(70,124)	(112,078)	(70,124)	(17,097)
Property and equipment, net				$ 1,531,595	$ 1,654,720	$ 1,531,595	$ 793,330
Stock-Based Compensation
Number of stock-based compensation awards authorized | shares								10,000,000
Midstream LTIP
Stock-Based Compensation
Number of stock-based compensation awards authorized | shares				10,000,000	10,000,000	10,000,000
Land
Property and equipment:
Property and equipment				$ 3,383	$ 3,430	$ 3,383
Freshwater Surface Pipelines And Equipment
Property and equipment:
Useful life						5 years	5 years
Property and equipment				20,931		$ 20,931
Freshwater Permanent Buried Pipelines
Property and equipment:
Useful life						20 years	20 years
Property and equipment				359,244		$ 359,244	$ 201,706
Gathering pipelines and compressor stations
Property and equipment:
Useful life					20 years	20 years	20 years
Property and equipment				861,609	$ 1,166,771	$ 861,609	$ 370,192
Assets under construction
Property and equipment:
Property and equipment				$ 356,552	$ 183,105	$ 356,552	$ 238,529